(11) OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
OTHER ASSETS
	Current		Noncurrent
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Advances - Fundação CESP	7,851	7,533	6,797	-
Advances to suppliers	31,981	15,787	-	-
Pledges, funds and restricted deposits	159,291	106,925	621,489	533,719
Orders in progress	167,197	203,344	5,062	-
Services rendered to third parties	8,530	9,385	-	-
Energy pre-purchase agreements	-	-	26,260	27,302
Collection agreements	661	1,273	-	-
Prepaid expenses	80,599	65,668	20,042	20,942
GSF Insurance Premium	19,629	12,722	17,359	28,935
Receivables - CDE	242,906	213,552	-	-
Advances to employees	19,658	15,940	-	-
Arrendamentos	15,684	19,281	45,290	50,541
Others	175,889	153,764	97,893	104,815
(-) Allowance for doubtful debts (note 6)	(29,379)	(27,992)	-	-
Total	900,498	797,181	840,192	766,253

Pledges, funds and restricted deposits: guarantees offered for transactions conducted in the CCEE and short-term investments required by the subsidiaries’ loans agreements.

Orders in progress: encompass costs and revenues related to ongoing decommissioning or disposal of intangible assets and the service costs related to expenditure on projects in progress under the Energy Efficiency (“PEE”) and Research and Development (“P&D”) programs. Upon the closing of the respective projects, the balances are amortized against the respective liability recognized in Other Payables (note 22).

Energy pre-purchase agreements: refer to prepayments made by subsidiaries, which will be settled with energy to be supplied in the future.

GSF Insurance Premium: refers to the GSF premium paid in advance by the subsidiaries Ceran, CPFL Jaguari Geração (Paulista Lajeado) and CPFL Renováveis, related to the transfer of the hydrological risks to the Centralizing Account for Tariff Flag Resources (“CCRBT”), amortized as other operating expenses on a straight-line basis.

Receivables – CDE: refer to: (i) low income subsidies totaling R$ 15,930 (R$17,239 at December 31, 2016). (ii) other tariff discounts granted to consumers amounting to R$ 224,936 (R$164,396 as of December 31, 2016) and (iii) tariff discounts – judicial injunctions totaling R$ 2,039 (R$ 31,917 as of December 31, 2016).

In 2017 the subsidiaries matched the receivables relating to CDE to the payables relating to the Energy Development Account (CDE) (note 22) amounting to R$ 238,510, of which (i) R$ 95,978 based on a judicial injunction obtained in May 2015, and (ii) R$ 142,532 authorized by Order No. 1,576/2016.